Convertible Promissory Debentures - Schedule of Convertible Promissory Debentures (Details) (10-Q) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Total convertible notes payable	$ 1,010,500
Original issue discount	(60,625)
Debt discount	(100,299)
Total convertible notes payable	849,576
Convertible Notes Payable One [Member]
Total convertible notes payable	385,000
Convertible Notes Payable Two [Member]
Total convertible notes payable	50,000
Convertible Notes Payable Three [Member]
Total convertible notes payable	50,000
Convertible Notes Payable Four [Member]
Total convertible notes payable	25,000
Convertible Notes Payable Five [Member]
Total convertible notes payable	181,500
Convertible Notes Payable Six [Member]
Total convertible notes payable	93,500
Convertible Notes Payable Seven [Member]
Total convertible notes payable	165,000
Convertible Notes Payable Eight [Member]
Total convertible notes payable	27,500
Convertible Notes Payable Nine [Member]
Total convertible notes payable	$ 33,000